(one page tri-fold insert)
GOV287
                                                                 Supplement to
                                                       Phillips Publishing, Inc.

                                                    September 1997 Vol.18, No.4

SPECIAL NEWS
   FOR MUTUAL FUND INVESTING
     READERS

Dear Investor,

        Do you want to make more money while protecting your investment capital and have instant access to your cash?
        For high yield in a safe haven, Jay Schabacker has recommended the U.S. GOVERNMENT SECURITIES SAVINGS FUND to his subscribers. GROWTH portfolio investors should hold 20% of assets in our money market fund and GROWTH WITH INCOME investors should hold 30% in the fund.
        I know you value Mr. Schabackers advice, which is why I would like to tell you why he recommends our Fund to you. Its a winning combination of consistent superior performance, safety and convenience which has made our Fund the best government money market fund over the last five years.
        The U.S. GOVERNMENT SECURITIES SAVINGS FUND offers the consistent superior performance you need to make your money grow in an ultra-safe investment.
        The Fund invests primarily in securities issued by Americas creditworthy government agencies. By holding obligations of the Federal Home Loan Bank, the Student Loan Marketing Association, and the Federal Farm Credit Bank, you are making an investment in America. You can feel good about your investment because an investment in the Fund is effectively a loan to students for their education, to first-time homeowners to buy a house, and to the farmers who feed the American economy.
        Since these securities are exempt from state taxes, the income from your account in our Fund will avoid income taxes, if your state has them. You will effectively earn more, since your returns won't be reduced by your state's tax bite.

-------------------------------------------------------------------------------
HOW TO USE THE U.S. GOVERNMENT SECURITIES SAVINGS FUND IN YOUR PORTFOLIO

Jay's Recommendation for Growth Portfolio Investors
U.S. Gov't Securities Savings Fund - 20%
(a pie chart - in four sections, 30%, 30%, 20%, with 20% darkened in purple)

Jay's Recommendation for Growth with Income Investors
U.S. Gov't Securities Savings Fund - 30%
(a pie chart - in four sections, 20%, 20%, 30%, with 30% darkened in purple)

-------------------------------------------------------------------------------

U.S. GOVERNMENT SECURITIES SAVINGS FUND

[x] Consistently  ranked among the top government  securities money market funds by Lipper Analytical Services
[x] High-yielding government money market fund
[x] Free of state income taxes
[x] Free checkwriting when you write checks for $500 or more

-------------------------------------------------------------------------------
(bottom portion back of postcard)
                                                                 (company logo)

[X] YES, please rush me a FREE investment guide and application to earn more in the U.S. Government Securities Savings Fund.


_____________________________________________________________________________
Name
_____________________________________________________________________________
Street Address
_____________________________________________________________________________
City                              State               Zip Code
_____________________________________________________________________________
Telephone                         E-mail Address

                                                                          GOV287

===============================================================================
                         CALL 1-800-557-2297, EXT. 207
===============================================================================

     And finally, you will always have instant access to your money, as well as many other account benefits.
     Don't settle for less.  Start earning more today.  To receive a prospectus so you can open an account right away, please call 1-800-557-2297, ext. 207 or return the coupon below. An Investor Representative is waiting to answer your questions about the Fund.
     For fastest access to fund information, you can also visit us on the Web at www.usfunds.com. I look forward to helping you reach your investment goals.
                                                  ___________________________
Sincerely,                                       | 5.39% 7-Day Effective Yield|
                                                 | ---------------------------|
                                                        as of 7/14/97
/S/FRANK HOLMES                                   ___________________________
                                                 | 5.25% 7-Day Current Yield  |
                                                 | ---------------------------|
Frank Holmes
Chairman & CEO

P.S. The U.S. Government Securities Savings Fund makes an ideal safe investment for your IRA. If you transfer or contribute $10,000 or more to your IRA account in the Fund, we will waive the annual custodial fee for the life of your account. Please call 1-800-557-2297, ext. 207 today for a free IRA investment guide and prospectus.


                              ACTIONS TO TAKE NOW

                         [x]   Send for a free prospectus.
                         [x]   Read it carefully.
                         [x]   Open your new account with $1,000 or more.


Lipper Analytical Services ranked the U.S. Government Securities Savings Fund #5 and #2 for the one- and five-year periods ended 6/30/97 out of 114 and 82 government money market funds, respectively. Like all mutual funds, Fund shares are not backed by the U.S. Government or its agencies; however, the securities it invests in are. The Fund is managed to maintain a stable $1 per share value; however, there is no assurance it will be able to do so. For more information, including charges and expenses, call 1-800-US-FUNDS or visit us on the Web at www.usfunds.com. Please read the prospectus carefully before investing. U.S. stands for United Services. Past performance is no guarantee of future results.

                                                                         GOV287
===============================================================================
(front of postcard)

-------------------------------------------------------------------------------
                                                |||||||||||

                                                           -------------------
                                                                NO POSTAGE
                                                            NECESSARY IF MAILED
                                                           IN THE UNITED STATES
                                                            -------------------


                    -----------------------------------------------
                    BUSINESS REPLY MAIL
                    FIRST-CLASS MAIL PERMIT NO. 394 SAN ANTONIO TX
                    -----------------------------------------------
                            POSTAGE WILL BE PAID BY ADDRESSEE


                             U.S. GLOBAL INVESTORS
                             PO BOX 781234
                             SAN ANTONIO TX  78278-9971

                                                       ||.||.|.|.||.||.|.|.|
================================================================================